Property and Equipment (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Land:
Held for investment			$ 2,114,412
Held for sales incentives	$ 3,562,500	$ 3,562,500	3,562,500
Less: Valuation allowance	(2,687,752)	(2,687,752)	(3,576,895)
Land value	874,748	874,748	2,100,017
Computers and equipment	346,491	308,004	303,511
Computer software	690,565	690,565	690,565
Furniture and fixtures	108,230	102,805	93,237
Property and equipment, Gross	1,145,286	1,101,374	1,087,313
Accumulated depreciation	(684,409)	(533,414)	(337,940)
Property and equipment, Net	460,877	567,960	749,373
Total	$ 1,335,625	$ 1,442,708	$ 2,849,390